INTANGIBLE AND GOODWILL, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE AND GOODWILL, NET [Abstract]
INTANGIBLE AND GOODWILL, NET
10	INTANGIBLE AND GOODWILL, NET

a)	Intangible assets –

The composition of intangible assets with limited useful life and accumulated amortization as of December 31, 2024, 2023 and December 31, 2022 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2024	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance at January	375,905	175,321	77,715	21,100	4,279,022	901,562	30,754	5,861,379	5,167,235	4,708,305
Additions	-	-	-	-	423,259	378,031	-	801,290	828,803	703,670
Acquisition of business	-	-	-	-	-	-	-	-	16,642	7,533
Transfers	-	-	-	-	533,096	(533,096)	-	-	-	-
Disposals and others	(3,896)	-	(8,174)	-	(68,704)	(137,750)	(17,708)	(236,232)	(151,301)	(252,273)
Balance as of December 31	372,009	175,321	69,541	21,100	5,166,673	608,747	13,046	6,426,437	5,861,379	5,167,235

Accumulated amortization -
Balance at January	317,231	66,315	16,373	21,100	3,002,942	-	10,401	3,434,362	3,040,019	2,795,084
Amortization of the period	17,260	6,351	3,715	-	451,372	-	4,196	482,894	436,584	403,726
Disposals and others	(2,027)	-	(1,926)	-	(50,764)	-	(2,898)	(57,615)	(42,241)	(158,791)
Balance as of December 31	332,464	72,666	18,162	21,100	3,403,550	-	11,699	3,859,641	3,434,362	3,040,019

Net carrying amount	39,545	102,655	51,379	-	1,763,123	608,747	1,347	2,566,796	2,427,017	2,127,216

Management periodically reviews the residual value of intangibles, the useful life and the amortization method used in order to ensure that they are consistent with the economic benefit and life expectancy.

The Group during 2024 and 2023 made disbursements related to the implementation and development of IT projects as limited-life intangibles that include the acquisition of software, development of internal systems and improvement of technological platforms used in the Bank’s operations, such as Yape, IO virtual card application, Mobile Banking, Telecredit and others.

Due to the implementation of IFRS 17, the amortization expense of intangible assets is distributed in the consolidated statement of income under amortization and attributable expense under insurance and reinsurance income for S/420.9 million and S/62.0 million, respectively, for the year 2024; S/386.1 million and S/50.5 million, respectively, for the year 2023.

In the opinion of the Group’s Management, there is no evidence of impairment in the value of the intangibles held by the Group as of December 31, 2024, 2023 and 2022.

(i)	Client relationships -

This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	20,813	32,629
Credicorp Capital Holding Chile - Inversiones IMT	10,892	13,410
Ultraserfinco	5,049	7,072
Tenpo SpA	1,011	1,264
Compañía Incubadora de Soluciones Móviles S.A.- Culqi	1,467	1,792
Joinnus	313	2,507
Net carrying amount	39,545	58,674

(ii)	Brand name -

	2024	2023
	S/(000)	S/(000)

MiBanco	99,437	105,244
Joinnus	3,155	3,457
Culqi	63	305
Net carrying amount	102,655	109,006

(iii)	Fund management contract -

	2024	2023
	S/(000)	S/(000)

Credicorp Capital Holding Chile - Inversiones IMT	23,183	29,553
Credicorp Capital Colombia	26,071	29,229
Ultrasefinco S.A.	2,125	2,560
Net carrying amount	51,379	61,342

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGUs for the purposes of impairment testing.

	2024	2023
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	99,841	111,799
Banco de Crédito del Perú	52,359	52,359
MiBanco Colombia	44,229	49,629
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Monokera S.A.S.	22,656	22,656
Tenpo SpA	20,927	22,697
Tenpo Technologies SpA	9,945	11,719
Joinnus S.A.C.	7,824	35,700
Crediseguro Seguros Personales	96	96
Compañía Incubadora de Soluciones Móviles S.A.-Culqi	-	2,297
Wally POS S.A.C.	-	21,046
Sami Shop S.A.C.	-	4,000
Net carrying amount	722,361	798,482

The recoverable amount of all of the CGUs has been determined based in the present value of the discounted cash flows or dividends determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Goodwill balance of Credicorp Capital Colombia S.A., Mibanco Colombia, Tenpo SPA and Tenpo Technologies SpA. is affected by the effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd. and subsidiaries.

For the year 2024, the Group recorded an impairment in the following companies: Joinnus S.A. for S/12.0 million, Wally POS S.A.C for S/9.0 million, Sami Shop for S/4.0 million and Compañía Incubadora de Soluciones Móviles S.A. for S/2.3 million.

During 2023, the Group recorded an impairment of MiBanco Colombia (formerly Banco Compartir S.A) for $75,199 Colombian pesos, equivalent to S/64.1 million and S/7.8 million of minority interest. To determine this impairment, a fair value of $438,259 Colombian pesos, equivalent to US$113.2 million, and a book value of $513,458 Colombian pesos, equivalent to US$132.5 million, were estimated. For the estimate, a discount rate of 15.1 percent and a growth rate in perpetuity of 6.8 percent were used as assumptions.

The following table summarizes the key assumptions used to determine the present value for 2024 and 2023:

	2024
Descripción	Perpetual growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	5.60	11.90
Prima AFP - AFP Unión Vida	1.60	14.20
Credicorp Capital Colombia	3.80	14.40
Banco de Crédito del Perú	4.60	10.90
Mibanco Colombia	6.10	13.80
Pacífico Seguros (*)	4.60	10.70 and 12.30
Atlantic Security Holding Corporation	2.30	11.30
Monokera S.A.S.	-	30.00
Tenpo	-	25.00
Joinnus S.A.C.	-	25.00
Compañía Incubadora de Soluciones Móviles S.A-Culqi	-	30.00
Wally POS S.A.C.	-	25.00
Sami Shop S.A.C.	-	25.00

	2023
Descripción	Perpetual growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	5.60	13.10
Prima AFP - AFP Unión Vida	1.60	15.50
MiBanco - Colombia	6.80	15.10
Credicorp Capital Colombia	4.60	14.90
Banco de Crédito del Perú	4.60	12.40
Pacífico Seguros (*)	4.60	11.80 and 13.90
Atlantic Security Holding Corporation	2.30	12.60
Tenpo	-	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	-	25.00
Wally POS S.A.C	-	25.00
Sami Shop S.A.C	-	25.00

(*)  As of December 31, 2024, and 2023, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on historic performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

The discount rates represent the assessment of the specific risks of the cash-generating unit. The discount rate originates from the financial asset pricing model (MVAF). The cost of capital is derived from the returns that the Group’s investors expect to obtain, the specific risk incorporated by applying individual comparable beta factors adjusted to the debt structure of each CGU and the specific country and market risk premiums for each CGU. The beta factors are evaluated annually based on available market information.

The key assumptions described above may change if market and economic conditions change. As of December 31, 2024 and 2023, the Group estimates that the reasonableness of these possible changes in these assumptions would not cause the recoverable amount of all CGU’s to decrease to below their carrying value.